Accounts Receivable-Third Parties (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable-Third Parties
Schedule of accounts receivable
	December 31,
	2017	2016
	(in US$'000)
Accounts receivable, gross	38,668	43,532
Allowance for doubtful accounts	(258)	(2,720)

Accounts receivable, net	38,410	40,812

Schedule of movement on the allowance for doubtful accounts

	2017	2016	2015
	(in US$'000)
As at January 1	2,720	3,127	1,793
Increase in allowance for doubtful accounts	242	29	1,408
Decrease in allowance due to subsequent collection	—	(237)	—
Write-off	(2,874)	—	—
Exchange difference	170	(199)	(74)

As at December 31	258	2,720	3,127